Income taxes (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Components of Income Tax Expense (Benefit)

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2013, 2014 and 2015:

	2013	2014	2015
	(in millions of yen)
Current:
Domestic	37,101	92,814	184,180
Foreign	10,754	42,919	71,250

Total current tax expense	47,855	135,733	255,430

Deferred:
Domestic	(40,021)	94,911	187,134
Foreign	(3,810)	(4,536)	(5,144)

Total deferred tax expense	(43,831)	90,375	181,990

Total income tax expense	4,024	226,108	437,420

Comprehensive Income Tax (Expense) Benefit Components

The detailed amounts recorded directly in Equity are as follows:

	2013	2014	2015
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	235,274	161,269	403,690
Less: reclassification adjustments	(33,988)	(70,228)	(65,699)

Total	201,286	91,041	337,991

Pension liability adjustments:
Unrealized gains (losses)	34,171	71,646	87,654
Less: reclassification adjustments	5,913	2,442	(16)

Total	40,084	74,088	87,638

Total tax effect before allocation to noncontrolling interests	241,370	165,129	425,629

Schedule of Effective Income Tax Rate Reconciliation

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2013, 2014 and 2015:

	2013	2014	2015
	(in millions of yen, except tax rates)
Income before income tax expense	885,180	726,343	1,267,653
Effective statutory tax rate	38.01%	38.01%	35.64%

Income tax calculated at the statutory tax rate	336,457	276,083	451,792
Income not subject to tax	(18,320)	(22,354)	(20,911)
Expenses not deductible for tax purposes	1,348	1,550	1,532
Tax rate differentials of subsidiaries	(10,535)	(1,611)	(3,517)
Change in valuation allowance (1)	(326,158)	(44,620)	(4,444)
Change in undistributed earnings of subsidiaries	12,233	932	16,084
Change in net operating loss carryforwards resulting from intercompany capital transactions	227	235	(1,290)
Effect of enacted change in tax rates	—	15,786 (2)	(21,714	) (3)
Other	8,772	107	19,888

Income tax expense	4,024	226,108	437,420

Notes:

(1)	In the fiscal year ended March 31, 2015, the MHFG Group partially changed the basis of presentation in respect of change in valuation allowance to represent the amount of change that directly affected Income tax expense. The current period’s presentation of change in valuation allowance excludes the effect of expiration of net operating loss carryforwards for which valuation allowance had been fully recorded against the associated deferred tax assets. Refer to the roll-forward table later in Note 19 for details of expiration of net operating loss carryforwards which affected the gross valuation allowance but not total Income tax expense in prior periods.
(2)	On March 20, 2014, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ending March 31, 2015 has been reduced to 35.64% from the previous rate of 38.01%. The decrease in the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2014.
(3)	On March 31, 2015, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ending March 31, 2016 will be reduced to 33.06% from the previous rate of 35.64%. In addition, the tax rate for the fiscal years ending March 31, 2017 and thereafter will be 32.26%. The decrease in the Group’s balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2015.

Schedule of Deferred Tax Assets and Liabilities

The components of net deferred tax assets (liabilities) at March 31, 2014 and 2015 are as follows:

	2014	2015
	(in millions of yen)
Deferred tax assets:
Investments	724,038	575,974
Allowance for loan losses	266,595	225,436
Derivative financial instruments	29,002	8,719
Net operating loss carryforwards (Note)	448,926	392,363
Trading account assets	19,842	—
Other	204,304	197,335

	1,692,707	1,399,827
Valuation allowance	(443,847)	(388,551)

Deferred tax assets, net of valuation allowance	1,248,860	1,011,276

Deferred tax liabilities:
Available-for-sale securities	659,448	909,744
Prepaid pension cost and accrued pension liabilities	132,738	218,124
Trading account assets	—	39,056
Undistributed earnings of subsidiaries	11,972	28,056
Premises and equipment	11,263	2,614
Other	61,500	49,717

Deferred tax liabilities	876,921	1,247,311

Net deferred tax assets (liabilities)	371,939	(236,035)

Note:	The amount includes ¥309,462 million and ¥281,403 million related to MHFG’s carryforwards resulting mainly from intercompany capital transactions as of March 31, 2014 and 2015, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.

Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction

The following table and accompanying footnotes represent a breakdown of deferred tax assets and valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2014 and 2015:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2014
Japan (1)	334	(315)	19
The United States	17	(13)	4
The United Kingdom (2)	95	(95)	—
Others	3	(3)	—

Total	449	(426)	23

2015
Japan (3)	286	(283)	3
The United States	17	(11)	6
The United Kingdom (4)	86	(86)	—
Others	3	(3)	—

Total	392	(383)	9

Notes:

(1)	¥308 billion of the Japan net operating losses of ¥334 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
(2)	The United Kingdom net operating losses of ¥95 billion may be carried forward indefinitely.
(3)	¥279 billion of the Japan net operating losses of ¥286 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
(4)	The United Kingdom net operating losses of ¥86 billion may be carried forward indefinitely.

Rollforward of Valuation Allowance

The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2013, 2014 and 2015:

	2013	2014	2015
	(in millions of yen)
Balance at beginning of fiscal year	1,952,899	584,665	443,847
Changes that directly affected Income tax expense	(326,158)	(44,620)	(4,444)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	(1,026,439)	(6,313)	—
Others	(15,637)	(89,885)	(50,852)

Total	(1,042,076)	(96,198)	(50,852)

Balance at end of fiscal year	584,665	443,847	388,551

Summary of Operating Loss Carryforwards

These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2016	—
2017	—
2018	865
2019	3
2020	—
2021 and thereafter	510

Total	1,378

Reconciliation Of Unrecognized Tax Benefits

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2013, 2014 and 2015:

	2013	2014	2015
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	2,160	1,454	1,691

Gross amount of increases (decreases) related to positions taken during prior years	(471)	(6)	(37)
Gross amount of increases related to positions taken during the current year	29	100	346
Amount of decreases related to settlements	(559)	—	(652)
Foreign exchange translation	295	143	284

Total unrecognized tax benefits at end of fiscal year	1,454	1,691	1,632